Financial Assets and Liabilities - Summary of Impact of Hedging Instruments (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 PHP (₱) USD ($)	Dec. 31, 2017 PHP (₱) USD ($)
Foreign currency exchange risk [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ 13	₱ 125
Line item in the Consolidated Statement	Current portion of derivative financial assets	Current portion of derivative financial assets
Foreign currency exchange risk [Member] | Long Term Currency Swaps [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	46	90
Carrying Amount	₱ 83	₱ 115
Line item in the Consolidated Statement	Derivative financial assets - net of current portion	Derivative financial assets - net of current portion
Interest rate risk [member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	323	525
Carrying Amount	₱ 227	₱ 122
Interest rate risk [member] | Interest Rate Swap1
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	323	525
Carrying Amount	₱ 57	₱ 101
Line item in the Consolidated Statement	Derivative financial assets - net of current portion	Derivative financial assets - net of current portion
Interest rate risk [member] | Derivative financial instruments and others [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ 170	₱ 45
Line item in the Consolidated Statement	Current portion of derivative financial assets	Current portion of derivative financial assets
Interest rate risk [member] | Current Portion of Derivative Financial Assets [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount		₱ (24)
Line item in the Consolidated Statement		Current portion of derivative financial assets